American Beacon Mid-Cap Value Fund

Supplement dated June 29, 2015
to the
Prospectuses dated February 27, 2015
The information below supplements the Prospectuses dated February 27, 2015 and is in addition to any other supplement(s):

In the "Fund Summaries - American Beacon Mid-Cap Value Fund - Management - Portfolio Managers - Pzena Investment Management, LLC" section, all references to Manoj Tandon are deleted and the following is added:

John J. Flynn
Principal and Portfolio Manager
Since 2015

In the "Fund Management - The Sub-Advisors - Pzena Investment Management, LLC" section, all references to Manoj Tandon are deleted.  In that section:

The following replaces the fifth sentence in the first paragraph:

The team consists of Richard S. Pzena, Eli Rabinowich and John Flynn.

The following is added after the last sentence of the second paragraph:

Mr. Flynn is a co-portfolio manager for the U.S. mid cap strategies and small cap focused value.  He joined Pzena in 2005 as a Research Analyst and was promoted to Portfolio Manager in 2011.  Prior to joining Pzena Investment Management, Mr. Flynn was an associate at Weston Presidio, a middle-market private equity investment firm.  Mr. Flynn has managed Pzena's portion of the Fund since June 2015.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Mid-Cap Value Fund

Supplement dated June 29, 2015
to the
Statement of Additional Information dated February 27, 2015
The information below supplements the Statement of Additional Information dated February 27, 2015 and is in addition to any other supplement(s):

In the "Portfolio Managers" section the following is added to the table for Pzena Investment, LLC, and all references to Manoj Tandon are deleted:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Pzena Investment Management, LLC
John Flynn*	2 ($16.2 mil)	9 ($21.2 mil)	30 ($1.2 bil)	N/A	N/A	1 ($7.2 mil)
*The information provided is as of March 31, 2015.

In the "Portfolio Managers - Compensation" section, the reference to Manoj Tandon is replaced with John Flynn.

In the "Portfolio Managers - Ownership of the Funds" section, the following is added to the table for Pzena Investment Management, LLC:

Name of Investment Advisor and Portfolio Managers*	Mid-Cap Value Fund
Pzena Investment Management, LLC
John Flynn*	None
*The information provided is as of March 31, 2015.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE